Note 5 - Income Taxes - Effective Income Tax Rate Reconciliation (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax expense (benefit) at the federal statutory rate		$ (618,853)	$ 93,745
State income taxes (benefit) - net of federal income tax benefits		(182,709)	32,634
Unrealized gain on warrants		(1,657,887)	0
Unrealized gain on securities		(440)	0
Other, net		(9,431)	0
Change in valuation allowance		(866,196)	(126,379)
Total income tax expense (benefit)	$ 0	$ 0	$ 0